UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th floor, New York, NY 10001
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
      51 East 42nd Street, New York, NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2007

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders.

        Attached on the following pages is a copy of the registrant's annual report as of April 30, 2007 transmitted to stockholders.

TRIDAN CORP.
--------------------------------------------------------------------------------
                       261 West 35th Street, 16th Floor, New York, N.Y. 10001
                                                               (212) 239-0515

                                  ANNUAL REPORT

                                           June 1, 2007

Dear Shareholder:

      I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2007, including the enclosed audited financial report for that period and for the corresponding period in 2006. Also enclosed are the notice of meeting and proxy statement for this year's annual shareholders meeting on June 19, 2007, and the company's privacy policy.

      A schedule of the company's portfolio holdings at April 30, 2007, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at April 30, 2007 was $12.06, compared with $12.04 at April 30, 2006. Net investment income per share was $.40 for the year ended April 30, 2007, compared with $.43 for the year ended April 30, 2006. Distributions to shareholders amounted to $.46 per share for fiscal 2007, compared to $.47 for fiscal 2006.

      At the company's last annual meeting on June 20, 2006, the reappointment of Weiser LLP as the company's auditors for the fiscal year ending April 30, 2007 was ratified by the shareholders as follows:

      Shares Voted For            2,852,610.5550
      Shares Voted Against             None
      Shares Abstaining                None

TRIDAN CORP.

June 1, 2007
Page - 2 -

      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                               Shares Voted For     Shares Withheld
                               ----------------     ---------------

      Mark Goodman              2,852,610.5550            None
      Peter Goodman             2,852,610.5550            None
      Paul Kramer               2,852,610.5550            None
      Jay S. Negin              2,852,610.5550            None
      Warren F. Pelton          2,852,610.5550            None
      Russell J. Stoever        2,852,610.5550            None

      The following Tables A and B set forth information concerning the directors, and Table C sets forth information concerning non-director officers of the company. The Table A directors (Mark Goodman, Peter Goodman and Warren Pelton) are "interested persons" as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors (Messrs. Kramer, Negin and Stoever) are not. Peter Goodman is an "interested person" because he is an officer and holder of more than 5% of the shares of the company, Mark Goodman because he is Peter Goodman's son, and Warren Pelton because he is an officer of the company.

                                     Table A

                                                        Principal
                                                        Occupations      Number of    Other
                           Positions in      Director   During Past      Portfolios   Director-
Name, Address and Age      Tridan Corp.      Since      5-years          Overseen     ships Held
------------------------   ---------------   --------   --------------   ----------   ----------
Interested Persons:

Mark Goodman               Director          1999       Pianist and           1          None
(Son of Peter Goodman)                                  Teacher
312 La Grange Street
West Roxbury, MA
02132
Age 53

Peter Goodman              Director and      1980       President,            1          None
65 Wendover Road           President                    Tridan Corp.
Rye, NY 10580
Age 81

Warren Fred Pelton         Director, Vice-   1988       Director of           1          None
6079 Fairway Court         President and                Development,
Naples, FL 34110           Treasurer                    International
Age 69                                                  College until
                                                        2001;
                                                        Consultant

TRIDAN CORP.

June 1, 2007
Page - 3 -

                                     Table B

                                                        Principal
                                                        Occupations      Number of    Other
                           Positions in      Director   During Past      Portfolios   Director-
Name, Address and Age      Tridan Corp.      Since      5-years          Overseen     ships Held
------------------------   ---------------   --------   --------------   ----------   ----------
Disinterested Persons:
Paul Kramer                Director and      2004       Partner,              1       Juniper
17 Huntley Road            Audit Committee              Kramer Love                   Content
Holmdel, NJ 07733          Chairman                     & Cutler, LLP                 Corporation
Age 75                                                  (certified
                                                        public
                                                        accountants)

Jay Stanley Negin          Director and      1985       Investor              1          None
6 Demarest Court           Audit Committee
Englewood Cliffs, NJ       Member
07632
Age 76

Russell Jude Stoever       Director and      1995       Vice-                 1          None
15 Rockleigh Road          Audit Committee              President,
Rockleigh, NJ 07647        Member                       Stoever Glass
Age 62                                                  & Co., Inc.
                                                        (a registered
                                                        broker-dealer)

                                     Table C

                                               Principal
                                               Occupations    Number of     Other
                           Positions in        During Past    Portfolios    Director-
Name, Address and Age      Tridan Corp.        5-years        Overseen      ships Held
-----------------------    ----------------    -----------    ----------    ----------
Non-director Officers:

I. Robert Harris           Secretary and       Attorney          None          None
51 East 42nd Street        Chief Compliance
Suite 1700                 Officer
New York, NY 10017
Age 75

TRIDAN CORP.

June 1, 2007
Page - 4 -

      No director or officer received any compensation from the Company during the last fiscal year, except for the fees of $12,000 paid during each year to each director, plus an additional $5,000 to Paul Kramer as chairman of the audit committee. The Company does not have any bonus, profit sharing, or other compensation plan, contract or arrangement with anyone, nor any pension or retirement plan; nor has the Company ever granted to anyone any option, warrants or other rights to purchase securities.

      All executive officers of the Company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $24,000 during fiscal 2007 (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the Company, is a member).

      Additional information about directors is available without charge, upon the request of any shareholder by telephoning the company's secretary, I. Robert Harris, collect at 212-682-8383, extension 39.

                                              Sincerely

                                              TRIDAN CORP.

                                              /s/ Peter Goodman

                                              Peter Goodman, President

                                              Tridan Corp.
                                              Financial Statements
                                              April 30, 2007 and 2006

Tridan Corp.
Contents
April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                                        Page(s)

Report of Independent Registered Public Accounting Firm .............        1

Report of Independent Registered Public Accounting Firm .............        2

Financial Statements

Statements of Assets and Liabilities
   April 30, 2007 and 2006 ..........................................        3

Schedules of Investments in Municipal Obligations
   April 30, 2007 and 2006 ..........................................      4-7

Statements of Operations
   Years Ended April 30, 2007 and 2006 ..............................        8

Statements of Changes in Net Assets
   Years Ended April 30, 2007, 2006 and 2005 ........................        9

Notes to Financial Statements .......................................    10-14

                           [LETTEREHEAD OF WEISER LLP]

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the "Company"), including the schedules of investments in municipal obligations, as of April 30, 2007 and 2006, and the related statements of operations and changes in net assets for the years then ended and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, as of April 30, 2007 and 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2007 and 2006, the results of its operations, the changes in its net assets and its financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Weiser LLP

New York, NY
May 24, 2007

                [LETTERHEAD OF LESLIE SUFRIN AND COMPANY, P.C.]

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited statements of changes in net assets of Tridan Corp. (the "Company"), for the year ended April 30, 2005, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30,2005, the changes in its net assets for the year then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Leslie Sufrin and Company, P.C.

New York, NY
May 19, 2005

Tridan Corp.
Statements of Assets and Liabilities
April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                                                2007            2006
                                                                           -------------   -------------
Assets
Investments in municipal obligations, at fair value
   (original cost - $36,223,941 and $35,833,418, respectively)
   (amortized cost - $35,442,273 and $35,072,837, respectively)            $  36,129,773   $  35,655,280
Cash and cash equivalents (Note 2)                                               972,001       1,426,425
Accrued interest receivable                                                      526,469         520,846
                                                                           -------------   -------------

   Total assets                                                               37,628,243      37,602,551
                                                                           -------------   -------------

Liabilities
Accounts payable and accrued liabilities (Note 3):
   Accrued investment advisory fees                                               26,000          26,000
   Accrued fees - affiliate                                                       21,418          23,225
   Accrued other                                                                  40,000          41,439
Common stock redemption payable                                                    5,715              --
                                                                           -------------   -------------

   Total liabilities                                                              93,133          90,664
                                                                           -------------   -------------

Net assets                                                                 $  37,535,110   $  37,511,887
                                                                           =============   =============

Analysis of net assets
   Common stock, at $.02 par value, 6,000,000 shares authorized            $      63,982   $      63,982
   Paid-in capital                                                            36,799,888      36,832,199
   Distributable earnings
      Over distributed net investment income                                     (16,260)        (35,077)
      Undistributed capital gains                                                     --          68,340
      Unrealized appreciation of investments, net                                687,500         582,443
                                                                           -------------   -------------

   Net assets [equivalent to $12.06 and $12.04 per share, respectively, based on 3,112,535.0161 shares and 3,115,211.4513 shares of
      common stock outstanding, respectively (Note 5)]                     $  37,535,110   $  37,511,887
                                                                           =============   =============

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                            2007                                         2006
                                          ---------------------------------------      ----------------------------------------
                                            Principal    Amortized       Fair            Principal    Amortized        Fair
                                             Amount        Cost         Value             Amount         Cost         Value
                                          ------------  -----------  ------------      ------------  ------------  ------------
Revenue Backed
Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Pre-Refunded to
   November 15, 2010@100)
   5.75% due November 15, 2013            $  1,100,000  $ 1,123,190  $  1,177,792      $  1,100,000  $  1,127,175  $  1,195,700

N.Y.C. Municipal Water Finance Authority
   NY Wtr & Swr Sys Rev
   (Escrowed to Maturity)
   6.0% due June 15, 2009                           --           --            --         2,000,000     2,078,029     2,137,180

N.Y.S. Dormitory Authority Rev
   Columbia University
   5.0% due July 1, 2010                            --           --            --         1,000,000     1,045,029     1,047,620

N.Y.S. Dormitory Authority Rev
   Cons City Univ Genl Sys 2nd Ser
   5.75 due July 1, 2013                       215,000      238,057       232,036           215,000       241,650       232,671

N.Y.S. Dormitory Authority Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023               1,400,000    1,520,765     1,488,228         1,400,000     1,527,685     1,487,570

N.Y.S. Dormitory Authority Rev St
   Personal Income Tax Ed
   5.5% due March 15, 2011                   1,000,000    1,058,756     1,065,730         1,000,000     1,072,797     1,077,140

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York Rev
   (Escrowed to Maturity)
   7.5% due May 15, 2011                       255,000      252,647       275,953           315,000       311,623       347,536

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York
   (Escrowed to Maturity)
   7.5% due May 15, 2011                       195,000      193,199       211,022           195,000       192,910       215,141

New York Environmental Facilities
   Corp Pollution Control Rev St
   Water NYC 02 5.00% due June
   15, 2018                                  1,000,000    1,060,037     1,078,890                --            --            --

New York Environmental Facilities Corp
   Pollution Control Rev St Water NYC 02
   5.75% due June 15, 2008                          --           --            --            25,000        25,342        26,085

New York Environmental Facilities Corp
   Pollution Control Rev State Wtr
   Revolv Fd
   5.2% due May 15, 2014                       575,000      623,452       629,090           575,000       629,987       621,179

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                 2,000,000    2,094,076     2,148,660         2,000,000     2,103,939     2,152,540

Triborough Bridge & Tunnel Authority NY
   General Purpose Revs (Escrowed
   to Maturity)
   5.5% due January 1, 2017                  1,000,000    1,018,047     1,108,230         1,000,000     1,019,630     1,092,860

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                            2007                                         2006
                                          ---------------------------------------      ----------------------------------------
                                            Principal    Amortized       Fair            Principal    Amortized        Fair
                                             Amount        Cost         Value             Amount         Cost         Value
                                          ------------  -----------  ------------      ------------  ------------  ------------
Revenue Backed (continued)
Triborough Bridge & Tunnel Authority NY
   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                  1,500,000    1,533,774     1,600,050         1,500,000     1,539,784     1,624,485
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                            10,240,000   10,716,000    11,015,681        12,325,000    12,915,580    13,257,707
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                                                             29.3% (*)                                     35.3% (*)
Insured
Bethlehem NY Central School District
   Ref Unlimited Tax
   5.0% due November 1, 2015              $    500,000  $   542,335  $    544,100      $    500,000  $    547,179  $    534,470

City of Buffalo New York Sewer Auth
   Rev Sewer System Impt
   5.0% due July 1, 2011                     1,110,000    1,164,552     1,166,799         1,110,000     1,176,923     1,173,525

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2014                       275,000      293,307       293,640           275,000       295,822       291,107

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2015                       275,000      292,275       293,024           275,000       294,355       290,584

Chenango Valley Central School
   District NY
   4.0% due June 15, 2011                      190,000      194,722       192,422           290,000       299,014       293,126

Clarkstown Central School District
   NY Unlimited Tax
   (Par Call April 15, 2014 @100)
   5.25% due April 15, 2015                    400,000      430,665       435,648           400,000       434,371       430,432

Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Par Call October 15, 2009 @100)
   5.5% due October 15, 2011                 1,480,000    1,495,704     1,557,122         1,480,000     1,498,683     1,576,851

Mt. Sinai, N.Y. Union Free School
   District
   6.2% due February 15, 2011                1,070,000    1,068,076     1,165,134         1,070,000     1,067,754     1,184,736

City of New York Transitional
   5.00% due July 15, 2016                     750,000      820,021       818,070                --            --            --

New York NY Unlimited Tax
   6.75% due February 1, 2009                  500,000      517,620       525,748           500,000       525,088       538,020

N.Y.S. Dormitory Authority Revs
   Non St Supported Debt
   Insd Sien College
   (Par Call July 1, 2016 @100)
   5.0% due July 1, 2020                     1,745,000    1,831,864     1,882,419         1,745,000     1,838,454     1,838,689

N.Y.S. Dormitory Authority Revs
   City University System
   5.5% due July 1, 2019                     1,000,000    1,112,857     1,148,480                --            --            --

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                           2007                              2006
                                          ---------------------------------------      ----------------------------------------
                                            Principal    Amortized      Fair             Principal    Amortized        Fair
                                             Amount        Cost         Value             Amount         Cost         Value
                                          ------------  -----------  ------------      ------------  ------------  ------------
Insured (continued)
N.Y.S. Dormitory Authority Revs
   Pace University
   6.5% due July 1, 2009                     1,000,000    1,033,602     1,058,860         1,000,000     1,045,206     1,083,060

N.Y.S. Dormitory Authority Revs
   Revenue Supported Debt
   (Par Call February 15, 2015 @100)
   5.0% due February 15, 2021                1,035,000    1,076,467     1,103,714                --            --            --

N.Y.S. Dormitory Authority Revs
   5.5% due May 15, 2018                     1,155,000    1,307,813     1,319,403         1,155,000     1,321,653     1,288,738

New York Environmental Facilities Corp
   State Pers Income Tax Rev
   5.25 % due December 15, 2012                400,000      436,537       433,064           400,000       442,885       431,448

N.Y.S. Local Govt Assistance Corp Ref
   5.5% due April 1, 2017                      240,000      265,508       271,046           240,000       268,019       266,095

N.Y.S. Thruway Authority
   Second Gen Hwy & Brdg Trust Fund
   5.25% due April 1, 2013                   1,000,000    1,079,981     1,082,140         1,000,000     1,093,214     1,076,670

N.Y.S. Urban Development Corp
   Corp Rev Correction Facility
   (Pre-Refunded to
   January 1, 2009 @ 101)
   6.0% due January 1, 2012                         --           --            --         1,000,000     1,018,448     1,068,110

Pleasantville New York Public Impt
   Unlimited Tax
   5.0% due January 1, 2016                    440,000      477,870       478,086           440,000       482,183       468,583

Commonwealth of Puerto Rico
   Electric Power Auth Rev
   5.5% due July 1, 2017                       700,000      780,673       793,807           700,000       788,483       771,841

Commonwealth of Puerto Rico
   Highway Transportation Auth Rev Ref
   6.25% due July 1, 2016                      285,000      331,659       337,124           285,000       336,521       332,900

Puerto Rico Commonwealth Highway
   and Transportation Auth Hwy Rev Ref
   (Mandatory Put July 1, 2010 @100)
   5% due July 1, 2035                       1,000,000    1,083,627     1,039,000         1,000,000     1,086,452     1,046,520

Puerto Rico Commonwealth Highway
   and Transportation Auth Transn Rev
   5.5% due July 1, 2015                       500,000      552,976       560,630           500,000       559,174       551,375

Sachem Central School District
   NY Holbrook Ref Unlimited Tax
   5.25% due October 15, 2019                  500,000      558,373       563,430                --            --            --

Suffolk County Judicial Facilities
   Agency NY Service Agreement Rev
   John P Cohalan Complex
   (Callable October 15, 2009 @101)
   5.75% due October 15, 2011                1,340,000    1,358,337     1,417,934         1,340,000     1,360,321     1,441,787

     The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                           2007                                          2006
                                          ---------------------------------------      ----------------------------------------
                                            Principal    Amortized       Fair           Principal     Amortized        Fair
                                             Amount         Cost        Value             Amount         Cost         Value
                                          ------------  -----------  ------------      ------------  ------------  ------------
Insured (continued)
Triborough Bridge & Tunnel Authority NY
   General Purpose Revs
   5.5% due November 15, 2019                1,000,000    1,139,689     1,152,050                --            --            --

Suffolk County Water Auth
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                     1,000,000    1,024,861     1,032,320         1,000,000     1,036,314     1,052,200
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                            20,890,000   22,271,971    22,665,214        17,705,000    18,816,516    19,030,867
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                                                             60.4% (*)                                     50.7% (*)
General Obligations
Monroe County NY Ref Pub
   Impts Unlimited Tax
   6.0% due March 1, 2012                      445,000      489,283       489,909           445,000       497,984       494,920

Puerto Rico Public Buildings Auth
   Rev Gtd Ref Govt Facs Ser J
   (Par Call July 1, 2012 @100)
   5.0% due July 1, 2028                       500,000      513,027       521,185           500,000       513,621       518,465
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                               945,000    1,002,310     1,011,094           945,000     1,011,605     1,013,385
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                                                              2.7% (*)                                      2.7% (*)
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax
   (Pre-Refunded to June 1, 2008 @101)
   6.0% due June 1, 2010                  $         --  $        --  $         --      $    890,000  $    893,119  $    939,707

Monroe County N.Y. Pub Imp Unlimited Tax
   (Callable June 1, 2008 @101)
   6.0% due June 1, 2010                        10,000       10,031        10,345            10,000        10,101        10,552

City of New York NY Ref Unlimited Tax
   (Pre-Refunded to May 15, 2010 @ 101)
   6.0% due May 15, 2030                       150,000      176,337       161,601           150,000       177,435       164,403

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                     190,000      191,429       194,485                --            --            --

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr NYC 02
   (Escrowed to Maturity)
   5.75% due June 15, 2008                          --           --            --           165,000       167,049       171,989

N.Y.S. Thruway Authority
   Hwy & Brdg Tr Fd
   (Pre-Refunded to April 1, 2013 @ 100)
   5.0% due April 1, 2017                    1,000,000    1,074,195     1,071,353         1,000,000     1,081,432     1,066,670
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                             1,350,000    1,451,992     1,437,784         2,215,000     2,329,136     2,353,321
                                          ------------  -----------  ------------      ------------  ------------  ------------
                                                                              3.8% (*)                                      6.3% (*)

                                          $ 33,425,000  $35,442,273  $ 36,129,773      $ 33,190,000  $ 35,072,837  $ 35,655,280
                                          ============  ===========  ============      ============  ============  ============
                                                                             96.3% (*)                                     95.1% (*)

                                                         Net Assets    37,535,110                      Net Assets    37,511,887
                                                                     ============                                  ============

(*)  Represents percentage of net assets.

     The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Operations
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                                       2007            2006
                                                                  -------------   -------------
Investment income

   Interest                                                       $   1,870,498   $   1,931,752

   Amortization of bond premium and discount - net                     (242,894)       (219,961)
                                                                  -------------   -------------

      Total investment income                                         1,627,604       1,711,791
                                                                  -------------   -------------

Expenses

   Investment advisory fees (Note 3)                                    103,182         105,610

   Professional fees (Note 3)                                           128,150         119,124

   Director's fees                                                       77,000          74,500

   Administrative and accounting expenses                                72,000          78,500

   Insurance and other expenses                                          16,422          14,391
                                                                  -------------   -------------

      Total expenses                                                    396,754         392,125
                                                                  -------------   -------------

Net investment income                                                 1,230,850       1,319,666
                                                                  -------------   -------------

Realized and unrealized gain (loss) on investments
   Net realized gain on investments                                     152,416         163,905

   Net unrealized appreciation (depreciation) on investments            105,057      (1,493,001)
                                                                  -------------   -------------

   Net realized and unrealized gain (loss) on investments               257,473      (1,329,096)
                                                                  -------------   -------------

Net increase (decrease) in net assets resulting from operations   $   1,488,323   $      (9,430)
                                                                  =============   =============

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Changes in Net Assets
Years Ended April 30, 2007, 2006 and 2005
--------------------------------------------------------------------------------

                                                                       2007            2006            2005
                                                                  -------------   -------------   -------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                          $   1,230,850   $   1,319,666   $   1,339,398

   Net realized gain on investments                                     152,416         163,905         173,333

   Unrealized appreciation (depreciation) on investments                105,057      (1,493,001)       (317,646)
                                                                  -------------   -------------   -------------

      Net increase (decrease) in net assets resulting from
         operations                                                   1,488,323          (9,430)      1,195,085

Distributions to shareholders from
   Net investment income                                             (1,212,033)     (1,304,517)     (1,380,241)

   Capital gains - net                                                 (220,756)       (160,462)       (117,464)

Redemptions of shares
   2,676.4352 shares, 3,359.2505 shares and 3,301.7371 shares,
      respectively                                                      (32,311)        (41,276)        (41,787)
                                                                  -------------   -------------   -------------

Total increase (decrease)                                                23,223      (1,515,685)       (344,407)

Net assets
   Beginning of year                                                 37,511,887      39,027,572      39,371,979
                                                                  -------------   -------------   -------------

   End of year                                                    $  37,535,110   $  37,511,887   $  39,027,572
                                                                  =============   -------------   -------------

   The accompanying notes are an integral part of these financial statements

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

1.    Significant accounting policies

      The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and valuation of investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Short-term investments are stated at cost, which is equivalent to fair value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, for which quotations were not readily available, as of April 30, 2007 and 2006.

      Amortization of bond premium or discount

      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and cash equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

      Use of estimates

      The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

      Concentration of credit risk

      The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments. The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation. The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Cash and cash equivalents

      Cash and cash equivalents consisted of the following:

                                                                April 30,
                                                         -----------------------
                                                            2007         2006
                                                         ---------   -----------

         Cash - demand deposits                          $ 147,001   $   431,425
         Cash equivalents - demand bonds and notes         825,000       995,000
                                                         ---------   -----------

                                                         $ 972,001   $ 1,426,425
                                                         =========   ===========

3.    Accounts payable and accrued liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                                April 30,
                                                         -----------------------
                                                            2007         2006
                                                         ---------   -----------

         Accrued investment advisory fees (a)            $  26,000   $    26,000
         Accrued fees - affiliate  (b)                      21,418        23,225
         Accrued audit fees (c)                             40,000        35,000
         Accrued administrative and accounting expenses         --         6,439
                                                         ---------   -----------

                                                         $  87,418   $    90,664
                                                         =========   ===========

         (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

         (b) For the years ending April 30, 2007 and 2006, the Company incurred legal fees of approximately $88,000 and $84,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

         (c)   For the  years  ending  April  30,  2007 and  2006,  the  Company
               incurred  audit  fees  of  approximately   $40,000  and  $35,000,
               respectively.

4.    Investment transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $7,741,000 and $5,443,000 for the year ended April 30, 2007 and $5,172,000 and $5,460,000, respectively, for the year ended April 30, 2006.

      The U.S. Federal income tax basis (aggregate cost) of the Company's investments, at April 30, 2007 and 2006, was approximately $35,442,000 and $35,073,000, respectively, and net unrealized appreciation, at April 30, 2007 and 2006, for U.S. Federal income tax purposes was approximately $687,000 and $582,000, respectively (gross unrealized appreciation of approximately $795,000 and $850,000, respectively; gross unrealized depreciation of approximately $108,000 and $268,000, respectively).

5.    Common stock, share redemption plan and net asset values

      At April 30, 2007 and 2006, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and initial additional paid-in capital aggregating $312,787.

      The Company has a share redemption plan applicable to approximately 49,000 shares and 52,000 shares, respectively, of outstanding common stock, at April 30, 2007 and 2006. The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2007 and 2006, $1,016,426 (86,564.9839 shares) and $984,115 (83,888.5487 shares), respectively, had been redeemed under this plan and are held in treasury.

      The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                              April 30,
                                                       -----------------------
                                                          2007         2006
                                                       ---------   -----------

         Net asset value                               $   12.06   $     12.04

         Shares outstanding at:
            April 30, 2007                                      3,112,535.0161
            April 30, 2006                                      3,115,211.4513

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

6.    Distributions

      During the years ended April 30, 2007 and 2006, distributions of $1,432,789 ($.46 per share) and $1,464,979 ($.47 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $220,756 in 2007 and $160,462 in 2006, were exempt from Federal income taxes.

      The tax character of distributions paid during the years ending April 30, 2007 and 2006 was as follows:

                                                                     2007           2006
                                                                 -----------    -----------
         Distributions paid from:
            Tax-exempt investment income, net                    $ 1,212,033    $ 1,304,517
            Capital gains                                            220,756        160,462
                                                                 -----------    -----------

                                                                 $ 1,432,789    $ 1,464,979
                                                                 ===========    ===========

      As of April 30, 2007 and 2006, the components of distributable earnings on a tax basis were as follows:

                                                                     2007           2006
                                                                 -----------    -----------
            Overdistributed tax-exempt investment income, net    $   (16,260)   $   (35,077)
            Undistributed capital gains                                   --         68,340
            Unrealized appreciation of investments, net              687,500        582,443
                                                                 -----------    -----------

                                                                 $   671,240    $   615,706
                                                                 ===========    ===========

      The Company has no capital loss carryforwards as of April 30, 2007 and 2006. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2007 and 2006. There were no significant differences between total GAAP basis net investment income and net realized gain and actual distributions for the years ending April 30, 2007 and 2006.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

7.    Financial Highlights

      Selected per share data and ratios.

                                                                 For the Years Ended April 30,
                                                      ----------------------------------------------------
                                                        2007       2006       2005       2004       2003
                                                      --------   --------   --------   --------   --------
Per share operating performance:
   (For a share of common stock outstanding
      throughout the period):

Net asset value, beginning of year                    $  12.04   $  12.51   $  12.61   $  12.94   $  12.55
                                                      --------   --------   --------   --------   --------

Income from investment operations:
      Net investment income                                .40        .43        .43        .46        .47
      Net realized and unrealized gain (loss) on
         investments                                       .08       (.43)      (.05)      (.30)       .39
                                                      --------   --------   --------   --------   --------
         Total from investment operations                  .48        .00        .38        .16        .86
                                                      --------   --------   --------   --------   --------

Less distributions:
   Dividends (from net investment income)                 (.39)      (.42)      (.44)      (.46)      (.46)
   Capital gains                                          (.07)      (.05)      (.04)      (.03)      (.01)
                                                      --------   --------   --------   --------   --------
         Total distributions                              (.46)      (.47)      (.48)      (.49)      (.47)
                                                      --------   --------   --------   --------   --------

Net asset value - end of year                         $  12.06   $  12.04   $  12.51   $  12.61   $  12.94
                                                      ========   ========   ========   ========   ========

Per share market value - end of period                $  12.06   $  12.04   $  12.51   $  12.61   $  12.94
                                                      ========   ========   ========   ========   ========

Total investment return                                   0.17%     (3.76%)    (0.79%)     2.55%      3.11%

Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                $ 37,535   $ 37,512   $ 39,028   $ 39,372   $ 40,438

   Ratio of expenses to average net assets                1.05%      1.02%      0.99%      0.83%      0.84%

   Ratio of net investment income to average net
      assets                                              3.27%      3.44%      3.40%      3.61%      3.59%

   Portfolio turnover rate                               15.18%     14.05%     14.78%     13.00%     12.00%

   Average (simple) number of shares outstanding
      (in thousands)                                     3,114      3,117      3,120      3,124      3,127

Item 2.   Code of Ethics

          The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

Item 3.   Audit Committee Financial Expert

          The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4.   Principal Accountant Fees and Services

          Incorporated by reference to the registrant's proxy statement dated June 1, 2007, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5.   Audit Committee of Listed Registrants.

          Not applicable, because the registrant is not a listed issuer.

Item 6.   Schedule of Investments.

          A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2007 is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

                               PORTFOLIO MANAGERS

The portfolio managers for the registrant are as follows:

Richard D. Taormina Richard Taormina,, Vice President, is a portfolio manager in the Tax Aware Fixed Income Group. An employee of JPMorgan Asset Management since 1997, he is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

                   PORTFOLIO MANAGERS' OTHER ACCOUNTS MANAGED

      The following tables show information regarding other accounts managed by portfolio managers of the Registrant:

                                       Non-Performance Based Fee Advisory Accounts
                     ---------------------------------------------------------------------------
                      Registered Investment    Other Pooled Investment
                            Companies                 Vehicles               Other Accounts
                     -----------------------   -----------------------   -----------------------
                      Number                    Number                    Number
                        of         Total          of         Total          of
                     Accounts     Assets       Accounts      Assets      Accounts   Total Assets
                     --------   ------------   ---------  ------------   --------   ------------
Richard Taormina            3   $4.6 billion           2  $230 million          5   $158 million

                                         Performance Based Fee Advisory Accounts
                     ---------------------------------------------------------------------------
                      Registered Investment    Other Pooled Investment
                            Companies                 Vehicles               Other Accounts
                     -----------------------   -----------------------   -----------------------
                      Number
                        of         Total       Number of     Total       Number of     Total
                     Accounts      Assets      Accounts     Assets       Accounts     Assets
                     --------   ------------   ---------  ------------   ---------  ------------
Richard Taormina            0              0           0             0           0             0

                         POTENTIAL CONFLICTS OF INTEREST

As an investment advisor, J.P. Morgan Investment Management Inc. has a fiduciary obligation to act in the best interests of its clients, and to avoid any conflicts of interest. As such, JPMorgan Asset Management has adopted a "Safeguard Policy" designed to prevent its investment management process from being influenced by clients of other parts of the firm, as well as by clients of the investment management business. Communications between personnel outside the investment management business and investment professionals within J.P. Morgan Investment Management Inc. are strictly limited.

JPMIM has adopted policies and procedures that are designed to ensure that transactions undertaken with affiliates are allowable under current law and client guidelines and that any potential conflicts of interest are recognized and appropriately addressed.

JPMIM also has policies and procedures to monitor personal trading activities of its employees and certain members of their immediate families and any person to whose support the employee significantly contributes. The policies and procedures are generally intended to comply with the JPMIM's Code of Ethics.

                         PORTFOLIO MANAGER COMPENSATION

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

                                 OWNERSHIP OF SECURITIES

                         Dollar Range of Shares in the Registrant
                     ------------------------------------------------
                                       $10,001
                               $1 -       -      $50,001 -     over
Name                  None   $10,000   $50,000   $100,000    $100,000
------------------   -----   -------   -------   ---------   --------
Richard Taormina      X X

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10.  Submission of Matters to a Vote of Security Holders.

          The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures

          (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

          (b) There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

          (a)  The following exhibits are filed herewith:

               (1) The registrant's code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

               (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Tridan Corp.

By (Signature and Title)    /S/ Peter Goodman
                          ------------------------------------------------------
                          Peter Goodman, President and Chief Executive Officer

Date: June 1, 2007

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /S/ Peter Goodman
                          ------------------------------------------------------
                          Peter Goodman, President and Chief Executive Officer

Date: June 1, 2007

By (Signature and Title)   /S/ Warren F. Pelton
                         -------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: June 1, 2007